Receivables - Summary of Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017		Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 19,488	$ 19,795	[1]	$ 18,427
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,499	9,725		9,832
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	9,883	10,001		8,500
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 106	$ 69		$ 95

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).